Description of Organization and Business Operations (Details) - 1																					3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 07, 2024 USD ($) $ / shares	May 06, 2024 USD ($)	Mar. 20, 2024 USD ($)	Feb. 07, 2024 USD ($)	Feb. 02, 2024 USD ($)	Jan. 05, 2024 USD ($)	Dec. 15, 2023 USD ($)	Nov. 07, 2023 USD ($)	Nov. 06, 2023 USD ($)	Oct. 07, 2023 USD ($)	Sep. 07, 2023 USD ($)	Sep. 06, 2023 USD ($) $ / shares shares	Aug. 17, 2023 USD ($) $ / shares	Aug. 10, 2023 USD ($)	Jun. 07, 2023 USD ($) $ / shares	May 07, 2023 USD ($)	May 02, 2023 USD ($)	Mar. 28, 2023 USD ($)	Mar. 06, 2023 USD ($) $ / shares shares	Sep. 07, 2021 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Jun. 07, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Description of Organization and Business Operations [Line Items]
Condition for future business combination number of businesses minimum																					1			1
Price of warrant (in Dollars per share) | $ / shares													$ 1								$ 11.5			$ 11.5
Investment of cash into trust account			$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000		$ 20,000											$ 1,175,644	$ 80,000		$ 560,000
Investments maximum maturity term.																					185 days			185 days
Percentage of fair market value																					80.00%			80.00%
Percentage of shares voted																					65.00%			65.00%
Condition for future business combination threshold Net Tangible Assets																			$ 5,000,001
Common stock redeemed (in Shares) | shares																			21,151,393
Avila payment, description																					1) up to $300,000 immediately upon Avila’s receipt of net proceeds from any financing, public or private, in excess of U.S. $3,000,000, -or- (2) (i) $50,000 by December 1, 2023, (ii) $100,000 by February 1, 2024 and (iii) $150,000 by April 1, 2024.			1) up to $300,000 immediately upon Avila’s receipt of net proceeds from any financing, public or private, in excess of U.S. $3,000,000, -or- (2) (i) $50,000 by December 1, 2023, (ii) $100,000 by February 1, 2024 and (iii) $150,000 by April 1, 2024.
Maximum borrowing capacity of related party promissory note													$ 480,000
Sponsor advance																					$ 470,000			$ 420,000
Number of shares redemption in exchange (in Shares) | shares												1,847,662									1,847,662			1,847,662
Redemption payment												$ 19,208,848							$ 215,621,387					$ 19,208,848
Warrant [Member]
Description of Organization and Business Operations [Line Items]
Offering costs allocated to derivative warrant liabilities																				$ 668,000
Private placement warrant issued (in Shares) | shares																					8,700,000			8,700,000
Shares issued, price per share (in Dollars per share) | $ / shares													$ 1
Private Placement Warrant [Member]
Description of Organization and Business Operations [Line Items]
Price of warrant (in Dollars per share) | $ / shares													$ 1
Minimum [Member]
Description of Organization and Business Operations [Line Items]
Redemption limit percentage without prior consent																					20.00%			20.00%
Per share amount to be maintained in the trust account (in Dollars per share) | $ / shares																					$ 10.05			$ 10.05
Maximum [Member]
Description of Organization and Business Operations [Line Items]
Redemption limit percentage without prior consent																					20.00%			20.00%
Percentage of public shares																					100.00%			100.00%
Per share amount to be maintained in the trust account (in Dollars per share) | $ / shares																					$ 10.05			$ 10.05
Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Investment of cash into trust account																					$ 20,000			$ 20,000
Shares issued, price per share (in Dollars per share) | $ / shares	$ 0.02											$ 0.02									$ 0.02		$ 0.02	$ 0.02
Temporary equity shares outstanding (in Shares) | shares																								1,000,945
Redemption payment																			$ 215,621,387
Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Investment of cash into trust account			$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000		$ 20,000	$ 20,000
Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Sponsor advance																					$ 200,000
Principal amount													$ 480,000
Sponsor [Member] | Unsecured Promissory Note [Member]
Description of Organization and Business Operations [Line Items]
Maximum borrowing capacity of related party promissory note													480,000
Sponsor advance													480,000
Sponsor [Member] | Warrant [Member]
Description of Organization and Business Operations [Line Items]
Private placement warrant issued (in Shares) | shares																								1,200,000
Sponsor [Member] | Private Placement Warrant [Member]
Description of Organization and Business Operations [Line Items]
Private placement warrant issued (in Shares) | shares																					1,200,000
Sponsor [Member] | Maximum [Member]
Description of Organization and Business Operations [Line Items]
Percentage of public shares.																					100.00%			100.00%
Avila [Member]
Description of Organization and Business Operations [Line Items]
Other expenses														$ 300,000
Promissory Note [Member]
Description of Organization and Business Operations [Line Items]
Sponsor advance													480,000
Sponsor principal amount									$ 480,000				$ 480,000
Investment Company Act of 1940 [Member] | Minimum [Member]
Description of Organization and Business Operations [Line Items]
Percentage of ownership voting securities																					50.00%			50.00%
Board of Directors [Member]
Description of Organization and Business Operations [Line Items]
Investment of cash into trust account																$ 80,000	$ 80,000	$ 80,000
Business combination days																		May 07, 2023
Class A Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Price of warrant (in Dollars per share) | $ / shares																				$ 11.5
Common stock, par value (in Dollars per share) | $ / shares																					$ 0.0001			$ 0.0001	$ 0.0001
Temporary equity shares issued (in Shares) | shares																			21,151,393
Percentage of shares issued and outstanding																			88.10%
Trust account																			$ 28,744,831		$ 10,426,000			$ 10,426,000
Temporary equity shares outstanding (in Shares) | shares																					1,000,945			1,000,945	24,000,000
Common stock redeemed (in Shares) | shares												1,847,662							21,151,393
Class A Common Stock [Member] | Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Temporary equity shares issued (in Shares) | shares																			21,151,393
Temporary equity shares outstanding (in Shares) | shares												1,847,662
Class B Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																					$ 0.0001			$ 0.0001	$ 0.0001
Class B Common Stock [Member] | Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																			$ 0.0001
Class A Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Temporary equity shares issued (in Shares) | shares																			2,848,607
Temporary equity shares outstanding (in Shares) | shares																			2,848,607
Forecast [Member]
Description of Organization and Business Operations [Line Items]
Investment of cash into trust account		$ 20,000
Maximum net interest to pay dissolution expenses	$ 100,000																						$ 100,000
Maximum net interest to pay dissolution expenses	$ 100,000
Initial Public Offering [Member]
Description of Organization and Business Operations [Line Items]
Number of shares issued (in Shares) | shares																				24,000,000	24,000,000
Investment of cash into trust account												$ 20,000			$ 20,000						$ 241,200,000		$ 20,000	$ 241,200,000
Shares issued, price per share (in Dollars per share) | $ / shares												$ 0.02			$ 0.02						$ 10.05			$ 10.05
Initial Public Offering [Member] | Warrant [Member]
Description of Organization and Business Operations [Line Items]
Offering costs allocated to derivative warrant liabilities																				$ 668,000
Initial Public Offering [Member] | Class A Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Number of shares issued (in Shares) | shares																				24,000,000
Generating gross proceeds																				$ 240,000,000					$ 240,000,000
Offering costs																				17,500,000
Deferred underwriting commissions																				$ 12,000,000
Price of warrant (in Dollars per share) | $ / shares																				$ 11.5
Forward purchase transaction of shares (in Shares) | shares																					2,376,000			2,376,000
Initial Public Offering [Member] | Class A Common Stock [Member] | Maximum [Member]
Description of Organization and Business Operations [Line Items]
Forward purchase transaction of shares (in Shares) | shares																					2,500,000			2,500,000
Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Private placement warrant issued (in Shares) | shares																					7,500,000			7,500,000
Private Placement [Member] | Warrant [Member]
Description of Organization and Business Operations [Line Items]
Price of warrant (in Dollars per share) | $ / shares																					$ 1			$ 1
Proceeds																					$ 8,700,000			$ 8,700,000
Public Stockholders [Member]
Description of Organization and Business Operations [Line Items]
Shares issued, price per share (in Dollars per share) | $ / shares																					$ 10.05			$ 10.05
Trust Account Assets [Member]
Description of Organization and Business Operations [Line Items]
Minimum share price of the residual assets remaining available for distribution (in Dollars per share) | $ / shares																					$ 10.05			$ 10.05